Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Summary Of Significant Accounting Policies [Line Items]
Schedule of recently adopted accounting pronouncements	The impacts of the adoption of ASU 2016-02 are as follows:
(in millions of US dollars)	As reported at December 31, 2018	Adjustments	Adjusted at January 1, 2019
Right-of-use assets (1) (2)	$—	$1,068.3	$1,068.3
Other assets (2)	204.9	(17.3)	187.6
Accounts payable and accrued liabilities (1)	70.2	(2.5)	67.7
Current portion of operating lease liabilities (1)	—	160.2	160.2
Current portion of other long-term liabilities (3)	32.2	(22.2)	10.0
Operating lease liabilities (1)	—	893.3	893.3
Other long-term liabilities (3)	181.1	(158.9)	22.2
Deficit (3)	(645.6)	181.1	(464.5)

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